Note 5 - Advances for Vessels Under Construction and Acquisitions	9 Months Ended
Sep. 30, 2013
Advances For Vessels Under Construction And Acquisitions [Abstract]
Advances For Vessels Under Construction And Acquisitions [Text Block]
5.	Advances for Vessels Under Construction and Acquisitions

For the nine-month period ended September 30, 2013, the movement of the account, advances for vessels under construction and acquisitions, was as follows:

Balance, December 31, 2012	19,321,045
Advances paid	26,521,200
Capitalized interest	441,386
Capitalized expenses	305
Balance, September 30, 2013	46,283,936

On March 22, 2013, the Company entered into separate memoranda of agreement to acquire two LPG carriers under construction, which are scheduled to be delivered in the first and second quarter of 2014, respectively. The total consideration payable for these vessels amounts to $50,000,000 and an advance payment of $12,500,000 was paid during the third quarter of 2013.

On August 1, 2013, the Company signed contracts with a Japanese shipbuilding yard for the construction of four LPG carriers at an aggregate contract price of $62,316,400. The vessels are scheduled for delivery between August 2014 and May 2015. During the third quarter of 2013, the Company effected advance payments to the shipbuilding yard of $14,021,200.